Loans - Composition of Loan Portfolio By Class of Loan (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	$ 4,620,505		$ 4,450,322
Accrued Interest Receivable	13,494		13,587
Recorded Investment	4,633,999		4,463,909
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	825,432	[1]	823,927	[1]
Accrued Interest Receivable	3,079	[1]	2,976	[1]
Recorded Investment	828,511	[1]	826,903	[1]
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	1,112,273	[1]	1,092,164	[1]
Accrued Interest Receivable	3,765	[1]	3,839	[1]
Recorded Investment	1,116,038	[1]	1,096,003	[1]
Construction real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	156,116		165,528
Recorded Investment	156,503		166,010
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	5,846	[1]	15,105	[1]
Accrued Interest Receivable	2	[1]	37	[1]
Recorded Investment	5,848	[1]	15,142	[1]
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	110,842		115,473
Accrued Interest Receivable	263		331
Recorded Investment	111,105		115,804
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	31,882		26,373
Accrued Interest Receivable	96		81
Recorded Investment	31,978		26,454
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	7,546		8,577
Accrued Interest Receivable	26		33
Recorded Investment	7,572		8,610
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	407,387		392,203
Accrued Interest Receivable	904		959
Recorded Investment	408,291		393,162
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	1,144,754		1,064,787
Accrued Interest Receivable	1,559		1,399
Recorded Investment	1,146,313		1,066,186
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	213,565		212,905
Accrued Interest Receivable	870		892
Recorded Investment	214,435		213,797
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	33,841		43,750
Accrued Interest Receivable	132		176
Recorded Investment	33,973		43,926
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	723,733		651,930
Accrued Interest Receivable	2,775		2,835
Recorded Investment	726,508		654,765
Leases
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	3,404		3,128
Accrued Interest Receivable	23		29
Recorded Investment	$ 3,427		$ 3,157

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans were an immaterial amount of consumer loans that were not broken out by class.